Document and Entity Information	Sep. 23, 2020
Document Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	MEDALLION FINANCIAL CORP
Document Period End Date	Sep. 23, 2020
Entity Central Index Key	0001000209
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37747
Entity Tax Identification Number	04-3291176
Entity Address, Address Line One	437 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	328-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MFIN
Security Exchange Name	NASDAQ
9.000% Senior Notes due 2021 [Member]
Document Document And Entity Information [Line Items]
Security 12b Title	9.000% Senior Notes due 2021
Trading Symbol	MFINL
Security Exchange Name	NASDAQ